SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Total carrying value of equity (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Equity investments without readily determinable fair value:
Initial cost basis	¥ 124,196	$ 18,007	¥ 114,256	¥ 114,876
Cumulative unrealized gains	119,245	17,289	96,793	14,301
Cumulative unrealized losses (including impairment)	(14,940)	(2,166)
Foreign currency translation	271	39	(3,883)	(2,594)
Equity investments without readily determinable fair value	228,772	33,169	207,166	126,583
Equity investments with readily determinable fair value:
Initial cost basis	63,356	9,186
Cumulative unrealized losses	(22,683)	(3,289)
Foreign currency translation	4,135	599
Equity investments with readily determinable fair value	44,808	6,496
Total carrying value	¥ 273,580	$ 39,665	¥ 207,166	¥ 126,583